9 Net Sectorial Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Net Sectorial Financial Assets And Liabilities [Abstract]
Net Sectorial Financial Assets and Liabilities

9      Net Sectorial Financial Assets and Liabilities

The balance as of December 31, 2019 is composed of amounts related to amortization referring to the 2019 tariff adjustment, which represents the balance approved by ANEEL already included in the tariff, and of future tariff adjustment cycles (2020 tariff adjustment and 2021 periodic tariff review), whose amounts will be approved by ANEEL in the next tariff events.

 9.1       Compositions of net sectorial financial assets and liabilities balances per tariff cycle

		12.31.2019		12.31.2018
	Current	Noncurrent	Current	Noncurrent
Sectorial financial assets - Electricity rate adjustment recoverable 2018
Portion A
Electricity purchased for resale - CVA Energ	-	-	274,495	-
Electricity purchased for resale - Itaipu	-	-	278,072	-
Transport of energy using the transmission system - basic grid	-	-	28,100	-
Transport of energy purchased from Itaipu	-	-	8,312	-
System Service Charges - ESS	-	-	(240,248)	-
Energy Development Account - CDE	-	-	16,434	-
Proinfa	-	-	3,007	-
Other financial components
Neutrality	-	-	42,605	-
Overcontracting	-	-	(46,972)	-
Hydrological risk	-	-	(175,117)	-
Tariff refunds	-	-	(36,840)	-
CVA Angra III Adjustment	-	-	6,272	-
Other	-	-	5,429	-
	-	-	163,549	-
Sectorial financial assets - Electricity rate adjustment recoverable 2019
Portion A
Electricity purchased for resale - CVA Energ	235,192	-	176,198	176,198
Electricity purchased for resale - Itaipu	342,647	-	304,086	304,086
Transport of energy using the transmission system - basic grid	(47,214)	-	(29,307)	(29,307)
Transport of energy purchased from Itaipu	9,937	-	7,469	7,469
System Service Charges - ESS	(160,277)	-	(120,862)	(120,862)
Energy Development Account - CDE	98,722	-	71,325	71,325
Proinfa	8,528	-	(10)	(9)
Other financial components	-	-	-	-
Neutrality	29,690	-	40,212	40,211
Offset of energy surplus/deficit under CCEAR bilateral contracts	-	-	-	-
Overcontracting	(116,673)	-	(95,722)	(95,722)
Hydrological risk	(119,416)	-	(71,958)	(71,958)
Tariff refunds	(43,538)	-	(23,796)	(23,796)
Other	(448)	-	-	-
	237,150	-	257,635	257,635
Sectorial financial assets - Electricity rate adjustment recoverable 2019
Portion A
Electricity purchased for resale - CVA Energ	15,298	15,298	-	-
Electricity purchased for resale - Itaipu	225,340	225,340	-	-
Transport of energy using the transmission system - basic grid	30,126	30,126	-	-
Transport of energy purchased from Itaipu	7,227	7,227	-	-
System Service Charges - ESS	(52,336)	(52,336)	-	-
Energy Development Account - CDE	27,103	27,103	-	-
Proinfa	(30)	(30)	-	-
Other financial components	-	-	-	-
Neutrality	9,408	9,408	-	-
Offset of energy surplus/deficit under CCEAR bilateral contracts	20,096	20,096	-	-
Overcontracting	(25,725)	(25,725)	-	-
Hydrological risk	(113,872)	(113,872)	-	-
Tariff refunds	(24,215)	(24,216)	-	-
	118,420	118,419	-	-
	355,570	118,419	421,184	257,635

		12.31.2019		12.31.2018
	Current	Noncurrent	Current	Noncurrent
Sectorial financial liabilities - Tariff Review 2021
Financial components
Tariff refunds	-	(102,284)	-	(96,531)
	-	(102,284)	-	(96,531)
	-	(102,284)	-	(96,531)

9.2       Changes in net sectorial financial assets and liabilities

	Balance as of	Operating revenues		Financial results	Rate	Balance as of
	December 31, 2018	Constitution	Amortization	Updating	flags	December 31, 2019
Portion A
Electricity purchased for resale - Itaipu	886,243	533,057	(670,501)	44,528	-	793,327
Electricity purchased for resale - CVA Energ	626,891	358,200	(546,801)	29,909	(202,411)	265,788
Transport of energy using the transmission system - basic grid	(30,514)	22,917	23,688	(3,053)	-	13,038
Transport of energy purchased from Itaipu	23,250	19,531	(19,692)	1,302	-	24,391
ESS	(481,972)	(188,280)	427,177	(21,874)	-	(264,949)
CDE	159,084	110,752	(127,190)	10,282	-	152,928
Proinfa	2,989	17,396	(12,636)	719	-	8,468
Other financial components
Neutrality	123,028	(1,122)	(74,698)	1,298	-	48,506
Offset of energy surplus/deficit under CCEAR bilateral contracts	5,237	80,385	(45,430)	-	-	40,192
CVA Angra III Adjustment	6,272	-	(6,272)	-	-	-
Hydrological risk	(319,033)	(324,504)	304,197	(7,820)	-	(347,160)
Tariff refunds	(180,963)	(89,327)	83,900	(7,863)	-	(194,253)
Overcontracting	(238,416)	(22,166)	173,087	(5,774)	(74,854)	(168,123)
Others	192	(905)	294	(29)	-	(448)
	582,288	515,934	(490,877)	41,625	(277,265)	371,705
Current assets	421,184					355,570
Noncurrent assets	257,635					118,419
Noncurrent liabilities	(96,531)					(102,284)

	Balance as of	Operating revenues		Financial results	Rate	Balance as of
	December 31, 2017	Constitution	Amortization	Updating	flags	December 31, 2018
Portion A
Electricity purchased for resale - Itaipu (9.2.1)	537,704	661,144	(348,586)	35,981	-	886,243
Electricity purchased for resale - CVA Energ (9.2.2)	497,885	710,482	(129,555)	31,053	(482,974)	626,891
Transport of energy using the transmission system - basic grid	47,239	(36,959)	(43,101)	2,307	-	(30,514)
Transport of energy purchased f rom Itaipu	12,923	21,526	(12,194)	995	-	23,250
ESS (9.2.3)	(591,408)	(302,226)	443,817	(32,155)	-	(481,972)
CDE (9.2.4)	(141,893)	231,308	69,851	(182)	-	159,084
Proinfa	(5,188)	6,111	2,024	42	-	2,989
Other financial components
Neutrality (9.2.5)	121,247	100,280	(100,661)	2,162	-	123,028
CVA Angra III Adjustment	48,193	8,482	(57,214)	6,811	-	6,272
Hydrological risk (9.2.6)	(187,928)	(310,975)	189,289	(9,419)	-	(319,033)
Tariff refunds (9.2.7)	(145,774)	(80,493)	52,290	(6,986)	-	(180,963)
Overcontracting (9.2.8)	(136,325)	(54,421)	(37,176)	(10,494)	-	(238,416)
Others	3,024	11,193	(8,892)	104	-	5,429
	59,699	965,452	19,892	20,219	(482,974)	582,288
Current assets	171,609					421,184
Noncurrent assets	171,609					257,635
Current liabilities	(192,819)					-
Noncurrent liabilities	(90,700)					(96,531)

9.2.1        Electricity purchased for resale - Itaipu

The power output from the Itaipu hydroelectric power plant is sold as quotas to utility companies in the South, Southeast and Midwest Brazilian regions in proportion to their markets, whose value is set in dollars per kilowatt of contracted monthly power (USD/kW). The invoices are paid in Brazilian currency and are used for currency conversion, the average USD sales rate calculated by the Central Bank of Brazil, on the business day immediately prior to the payment of the invoice.

9.2.2        Electricity purchased for resale - CVA Energy

The balance constituted reflects the difference between the average price of payment related to the cost of energy purchased and the average price of tariff coverage, mainly due to the effects of contracting by availability (ECD) - associated with the dispatch of thermal plants and generation of wind farms and the transfer of the hydrological risk associated with the plants committed to Contracts of Quotas of Assured Power - CCGF, as well as the enterprises that signed the renegotiation term.

9.2.3        Energy Development Account - CDE

The balance of the CDE in 2019 is the result of the higher amount of monthly payment quotas, except in this case the CDE discounts resulting from preliminary injunctions, ratified by ANEEL (Note 31.3.1), in relation to the regulatory quota in the electricity tariff.

9.2.4        System Service Charges - ESS

The objective of the ESS is to cover the cost of maintaining the reliability and stability of the electrical system. Its calculation is performed monthly by CCEE and paid by the distributor and by generation agents. The ESS liability balance set up in 2019 is the result of the lower amount paid in relation to the amount included in the tariff, mainly due to the variation of the costs related to the dispatch of thermal plants.

9.2.5        Neutrality

Portion A's neutrality corresponds to the estimate of the recoverable portion of the sector charges, energy, transportation, financial components and unrecoverable revenues, not billed by the current, and should be understood as the guarantee of transfer to consumers of all the components over which the distributor has no managing power.

9.2.6        Hydrological risk

In the tariff adjustment of 2019 and 2018, there was calculation of the coverage of the hydrological risks associated with plants committed to Contract of Quotas of Assured Power - CCGF, of the Itaipu plant and of the hydroelectric power plants whose energy was contracted within the Regulated Contracting Environment - ACR and that signed the Risk Renegotiation Term in conformity with Law No. 13,203/2015. The estimated hydrological risk defined in the tariff adjustment will be reversed in the subsequent tariff adjustment, adjusted by the Selic rate.

 9.2.7        Tariff refunds

ANEEL, by means of Order No. 245 of January 28, 2016, in line with the Tariff Regulation Procedures - Proret, sub-module 2.1 - General Procedures, determined that the amounts resulting from excess demand and surplus of reagents previously recorded as special obligations should be recorded as sector financial liabilities.

9.2.8        Overcontracting

For the calculation of the transfer of energy overcontracting or exposure to the short-term market, it is necessary to calculate the results in the short-term market of the distributor with data made available by CCEE. Even though contracting management mechanisms have contributed to significantly reduce the risk of over-contracting, the indicators associated with supply and demand point to the occurrence of 105.8% for Copel Distribuição.